Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Buildings	68,319	9,840	68,261
Plant and equipment	799,067	115,088	774,546
Computer equipment	2,484	358	2,449
Furniture and fixtures	14,668	2,113	13,730
Motor vehicles	2,094	302	2,094
	886,632	127,701	861,080
Less: accumulated depreciation	(468,759)	(67,515)	(422,840)
Impairment of plant and equipment	(7,219)	(1,040)	(7,219)
	410,654	59,146	431,021

All of the Group’s buildings are located in the PRC. As of December 31, 2016 and 2015, property, plant plus land use rights with carrying value totaling RMB57,144 (US$8,230) and RMB18,398 respectively were pledged to banks as collateral for credit limits and loans(see Note 12).

As of December 31, 2016, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.